RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2018
Related Party [Abstract]
Disclosure of transactions between related parties
The directors’ fees, consulting fees and other compensation of directors and executive officers were as follows:

	Year ended December 31, 2018	Year ended December 31, 2017
Officer salaries and short-term benefits	$8,230	$6,405
Share based payment expense	4,478	3,173
Directors fees	512	553
Severance payments	—	1,461
	$13,220	$11,592